CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Preferred stock, par value (in dollars per share)	$ 0.0001
Preferred stock, shares authorized (in shares)	75,000,000	0
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, shares outstanding (in shares)	129,240,910
Class A Common Stock
Common stock, par value (in dollars per share)	$ 0.0001
Common stock, shares authorized (in shares)	1,500,000,000	0
Common stock, shares issued (in shares)	65,677,361	0
Common stock, shares outstanding (in shares)	65,677,361	0
Class V Common Stock
Common stock, par value (in dollars per share)	$ 0.0001
Common stock, shares authorized (in shares)	500,000,000	0
Common stock, shares issued (in shares)	65,502,347	0
Common stock, shares outstanding (in shares)	65,502,347	0